UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period November 30, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Item 1. Schedule of Investments.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at November 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 66.4%
Aerospace Products & Services: 3.4%
448,300	BE Aerospace, Inc. *	$34,909,121

Computer & Electronic Products: 7.2%
369,010	Apple, Inc.	43,886,359
325,000	Varian Medical Systems, Inc. *	28,765,750
		72,652,109
Credit Intermediation: 11.6%
774,312	Euronet Worldwide, Inc. *	44,964,298
1,813,471	EverBank Financial Corp.	34,165,794
148,000	Visa, Inc.	38,212,120
		117,342,212
Electronics & Appliance Stores: 3.7%
1,088,916	Conn's, Inc. *1	37,349,819

Food Manufacturing: 7.2%
1,731,747	Flowers Foods, Inc.	33,769,066
1,150,164	Pinnacle Foods, Inc.	39,140,081
		72,909,147
Furniture Manufacturing: 3.6%
868,216	Leggett & Platt, Inc.	36,543,211

Insurance Carriers: 3.8%
467,000	Express Scripts Holding Co. *	38,831,050

Machinery: 3.1%
890,600	3D Systems Corp. *	31,420,368

Merchant Wholesalers & Durable Goods: 3.9%
1,353,100	LKQ Corp. *	39,307,555

Oil & Gas Extraction: 3.4%
815,557	Oasis Petroleum, Inc. *	14,989,938
1,720,402	Sanchez Energy Corp. *1	19,423,338
		34,413,276
Professional, Scientific & Technical Services: 4.5%
1,264,179	EPIQ Systems, Inc. 1, 2	19,392,506
1,408,444	Luminex Corp. *1, 2	26,056,214
		45,448,720
Real Estate: 3.8%
260,790	The Howard Hughes Corp. *	38,085,772

Retail: 3.6%
890,800	Sotheby's	35,997,228

Sporting & Recreation Goods: 3.6%
613,516	Pool Corp. 1	36,448,986

TOTAL COMMON STOCKS
(Cost $576,069,126)		671,658,574

CONVERTIBLE PREFERRED STOCKS: 0.6%
Credit Intermediation: 0.6%

5,384	Bank of America Corp.	6,398,345

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $5,742,878)		6,398,345

Principal Amount
CORPORATE BONDS: 30.6%
Administrative & Support Services: 0.0%^
	Western Union Co.,
	1.231%,
$475,000	8/21/15 3	477,079

Aerospace Products & Services: 1.0%
	BE Aerospace, Inc.,
	5.250%,
8,992,000	4/01/22	10,026,080

Air Transportation: 0.2%
	PHI, Inc.,
	5.250%,
1,552,000	3/15/19	1,451,120
	The Boeing Co.,
	3.750%,
1,000,000	11/20/16	1,059,021
		2,510,141

Beverage & Tobacco Products: 1.3%
	Anheuser- Busch InBev Financial, Inc.,
	0.800%,
4,000,000	1/15/16	4,013,436
	Diageo Capital PLC,
	0.625%,
1,750,000	4/29/16	1,748,880
	PepsiCo, Inc.,
	3.125%,
7,000,000	11/01/20	7,317,184
		13,079,500

Building Material, Garden & Supplies Dealers: 0.2%
	The Home Depot, Inc.,
	5.400%,
2,000,000	3/01/16	2,120,040

Chemical Manufacturing: 2.8%
	AbbVie, Inc.,
	1.750%,
5,000,000	11/06/17	5,030,285
	GlaxoSmithKline PLC,
	1.500%,
6,000,000	5/08/17	6,066,450
	Johnson & Johnson,
	0.700%,
4,000,000	11/28/16	4,008,048
	Merck & Co. Inc.,
	0.700%,
2,000,000	5/18/16	2,006,244
	Pfizer, Inc.,
	6.200%,
5,700,000	3/15/19	6,676,165
	Procter & Gamble Co.,
	3.100%,
4,500,000	8/15/23	4,614,426
		28,401,618
Commercial Finance: 0.1%
	John Deere Capital Corp.,
	2.250%,
500,000	4/17/19	507,166

Computer & Electronic Products: 2.4%
	Dell Computer Corp.,
	7.100%,
5,000,000	4/15/28	5,125,000
	Hewlett-Packard Co.,
	3.750%,
2,000,000	12/01/20	2,055,542
	Intel Corp.,
	2.700%,
5,000,000	12/15/22	4,975,360
	ION Geophysical Corp.,
	8.125%,
5,000,000	5/15/18	4,550,000
	Texas Instruments, Inc.,
	1.000%,
7,750,000	5/01/18	7,634,688
		24,340,590
Credit Intermediation: 8.4%
	Bank of America Corp.,
	1.250%,
4,750,000	1/11/16	4,770,174
	BB&T Corp.,
	1.050%,
10,000,000	12/01/16	10,019,300
	4.900%,
1,000,000	6/30/17	1,088,809

	Capital One NA,
	1.500%,
14,085,000	3/22/18	13,935,868
	Discover Bank,
	2.000%,
9,605,000	2/21/18	9,619,321
	Ford Motor Credit Co. LLC,
	1.684%,
2,000,000	9/08/17	1,994,702
	2.875%,
2,500,000	10/01/18	2,564,215
	JPMorgan Chase & Co.,
	3.150%,
3,000,000	7/05/16	3,101,619
	1.800%,
5,000,000	1/25/18	5,024,140
	1.625%,
9,775,000	5/15/18	9,737,083
	2.350%,
9,075,000	1/28/19	9,198,474
	PNC Bank NA,
	1.150%,
5,000,000	11/01/16	5,024,610
	Royal Bank of Canada,
	1.500%,
2,000,000	1/16/18	2,000,806
	Sumitomo Mitsui Banking Corp.,
	0.900%,
4,000,000	1/18/16	4,005,452
	Whitney National Bank,
	5.875%,
2,650,000	4/01/17	2,785,150
		84,869,723
Fabricated Metal Products: 0.6%
	Stanley Black & Decker, Inc.,
	2.900%,
5,765,000	11/01/22	5,749,238

Food Manufacturing: 2.6%
	Campbell Soup Co.,
	2.500%,
6,045,000	8/02/22	5,797,633
	Flowers Foods, Inc.,
	4.375%,
6,225,000	4/01/22	6,706,485
	Kraft Foods Group, Inc.,
	5.375%,
6,100,000	2/10/20	6,968,746
	Mondelez International, Inc.,
	2.250%,
6,575,000	2/01/19	6,621,899
		26,094,763
Food Services & Drinking Places: 0.3%
	Starbucks Corp.,
	0.875%,
2,800,000	12/05/16	2,802,058

Furniture Manufacturing: 0.1%
	Leggett & Platt, Inc.,

	3.400%,
970,000	8/15/22	976,524

General Merchandising: 1.1%
	Wal-Mart Stores, Inc.,
	3.250%,
10,500,000	10/25/20	11,084,430

Machinery Manufacturing: 0.1%
	Cummins, Inc.,
	3.650%,
1,200,000	10/01/23	1,281,799

Miscellaneous Manufacturing: 0.5%
	International Game Technology,
	5.500%,
5,000,000	6/15/20	5,224,605

Motion Picture & Entertainment: 0.5%
	Viacom, Inc.,
	3.500%,
500,000	4/01/17	523,990
	2.500%,
250,000	9/01/18	253,610
	3.250%,
4,395,000	3/15/23	4,299,773
		5,077,373
Oil & Gas: 1.5%
	Phillips 66,
	4.300%,
10,000,000	4/01/22	10,700,430
	Sandridge Energy, Inc.,
	7.500%,
1,000,000	3/15/21	810,000
	Stone Energy Corp.,
	7.500%,
4,000,000	11/15/22	3,640,000
		15,150,430
Oil & Gas Extraction: 0.5%
	Sanchez Energy Corp.,
	6.125%,
6,000,000	1/15/2023	5,415,000

Professional, Scientific & Technical Services: 0.5%
	Equifax, Inc.,
	3.300%,
4,995,000	12/15/22	4,939,745

Publishing Industries: 1.0%
	Symantec Corp.,
	4.200%,
10,000,000	9/15/20	10,354,400

Rail Transportation: 0.7%
	Norfolk Southern Corp.,
	3.000%,
7,415,000	4/01/22	7,500,666

Retail: 0.1%
	Amazon.com, Inc.,
	2.500%,
1,250,000	11/29/22	1,193,538

Securities & Financial Services: 1.4%
	Goldman Sachs Group, Inc.,
	5.375%,
7,100,000	3/15/20	8,011,647
	5.250%,
5,000,000	7/27/21	5,643,320
	Merrill Lynch & Co., Inc.,
	6.875%,
250,000	11/15/18	293,913
		13,948,880
Telecommunications: 0.9%
	AT&T, Inc.,
	1.600%,
5,250,000	2/15/17	5,298,599
	Vodafone Group PLC,
	4.625%,
2,150,000	7/15/18	2,345,796
	4.375%,
1,000,000	3/16/21	1,086,122
		8,730,517
Transportation Equipment: 0.1%
	Lockheed Martin Corp.,
	4.250%,
1,000,000	11/15/19	1,097,777

Utilities: 1.2%
	Duke Energy Corp.,
	2.150%,
2,800,000	11/15/16	2,863,776
	Southern Co.,
	2.450%,
6,600,000	9/01/18	6,777,164
	Wisconsin Electric Power Co.,
	1.700%,
2,100,000	6/15/18	2,111,770
		11,752,710
Water Transportation: 0.5%
	Carnival Corp.,
	3.950%,

5,000,000		10/15/20	5,287,705

TOTAL CORPORATE BONDS
(Cost $305,658,472)			309,994,095

Shares
SHORT-TERM INVESTMENTS: 2.4%
Money Market Fund: 2.4%
24,281,433		Federated Treasury Obligation Fund - Trust Shares, 0.010% 4	24,281,433

TOTAL SHORT-TERM INVESTMENTS
(Cost $24,281,433)			24,281,433

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $911,751,909)			1,012,332,447
Other Assets in Excess of Liabilities: 0.0%^			120,003
TOTAL NET ASSETS: 100.0%			$1,012,452,450

	*	Non-income producing security.
	^	Amount is less than 0.05%.
	1	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance at August 31, 2014	Purchases	Sales	Share Balance at November 30, 2014	Realized Gain (Loss)	Dividend Income	Value at November 30, 2014	Acquisition Cost
Conn's, Inc.	1,088,916	-	-	1,088,916	$-	$-	$37,349,819	$38,861,982
EPIQ Systems, Inc.	1,264,179	-	-	1,264,179	$-	$113,776	$19,392,506	$16,287,189
Luminex Corp.	1,408,444	-	-	1,408,444	$-	$-	$26,056,214	$24,654,325
Pool Corp.	613,516	-	-	613,516	$-	$134,974	$36,448,986	$28,896,191
Sanchez Energy Corp.	1,280,902	439,500	-	1,720,402	$-	$-	$19,423,338	$40,358,399

2	A portion of this security is considered illiquid. As of November 30, 2014, the total market value of these securities was $45,448,720 or 4.5% of net assets.

3	Variable rate security.
4	Seven-day yield as of November 30, 2014.

The cost basis of investments for federal income tax purposes at November 30, 2014 was as follows+:

	Cost of investments	$911,751,909
	Gross unrealized appreciation	141,448,403
	Gross unrealized depreciation	(40,867,865)
	Net unrealized appreciation	$100,580,538

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at Villere Balanced Fund's (the "Fund") previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Villere Balanced Fund
Summary of Fair Value Exposure at November 30, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2014. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$671,658,574	$-	$-	$671,658,574
Convertible Preferred Stocks	6,398,345	-	-	6,398,345
Corporate Bonds	-	309,994,095	-	309,994,095
Short-Term Investments	24,281,433	-	-	24,281,433
Total Investments in Securities	$702,338,352	$309,994,095	$-	$1,012,332,447

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period. There were no transfers made into or out of Level 1, 2 or 3 as of November 30, 2014.

Villere Equity Fund

SCHEDULE OF INVESTMENTS at November 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 88.4%
Aerospace Products & Services: 4.0%
23,550	BE Aerospace, Inc. *	$1,833,838

Computer & Electronic Products: 7.4%
18,545	Apple, Inc.	2,205,557
12,750	Varian Medical Systems, Inc. *	1,128,502
		3,334,059
Credit Intermediation: 15.9%
52,900	Euronet Worldwide, Inc. *	3,071,903
100,800	EverBank Financial Corp.	1,899,072
8,700	Visa, Inc.	2,246,253
		7,217,228
Data Processing, Hosting & Related Services: 4.6%
20,900	DST Systems, Inc.	2,074,325

Electronics & Appliance Stores: 4.5%
59,600	Conn's, Inc. *1	2,044,280

Food Manufacturing: 8.4%
96,700	Flowers Foods, Inc.	1,885,650
56,400	Pinnacle Foods, Inc.	1,919,292
		3,804,942
Furniture Manufacturing: 4.3%
46,600	Leggett & Platt, Inc.	1,961,394

Health Care Equipment: 1.5%
5,150	Edwards Lifesciences Corp. *	667,852

Insurance Carriers: 4.2%
23,050	Express Scripts Holding Co. *	1,916,608

Machinery: 4.4%
56,916	3D Systems Corp. *	2,007,996

Merchant Wholesalers & Durable Goods: 4.9%
76,700	LKQ Corp. *	2,228,135

Oil & Gas Extraction: 4.6%
42,400	Oasis Petroleum, Inc. *	779,312
113,500	Sanchez Energy Corp. *1	1,281,415
		2,060,727
Professional, Scientific & Technical Services: 7.1%
87,000	EPIQ Systems, Inc. 1, 2	1,334,580
100,500	Luminex Corp. *1, 2	1,859,250
		3,193,830

Real Estate: 3.9%
12,240	The Howard Hughes Corp. *	1,787,530

Retail: 4.4%
49,300	Sotheby's	1,992,213

Sporting & Recreation Goods: 4.3%
32,700	Pool Corp. 1	1,942,707

TOTAL COMMON STOCKS
(Cost $38,444,780)		40,067,664

SHORT-TERM INVESTMENTS: 11.3%
Money Market Funds: 11.3%
1,348,606	Federated Treasury Obligation Fund - Trust Shares, 0.010% 3	1,348,606
1,269,138	Fidelity Money Market Portfolio - Select Class, 0.010% 3	1,269,138
2,497,277	Invesco Short-Term Treasury Portfolio - Institutional Class, 0.010% 3	2,497,277
		5,115,021
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,115,021)		5,115,021

TOTAL INVESTMENTS IN SECURITIES: 99.7%
(Cost $43,559,801)		45,182,685
Other Assets in Excess of Liabilities: 0.3%		144,442
TOTAL NET ASSETS: 100.0%		$45,327,127

*		Non-income producing security.
	1	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance at August 31, 2014	Purchases	Sales	Share Balance at November 30, 2014	Realized Gain (Loss)	Dividend Income	Value at November 30, 2014	Acquisition Cost
Conn's, Inc.	59,600	-	-	59,600	$ -	$ -	$ 2,044,280	$ 2,780,964
EPIQ Systems, Inc.	87,000	-	-	87,000	$ -	$ 7,830	$ 1,334,580	$ 1,132,425
Luminex Corp.	100,500	-	-	100,500	$ -	$ -	$ 1,859,250	$ 1,933,318
Pool Corp.	32,700	-	-	32,700	$ -	$ 7,194	$ 1,942,707	$ 1,757,158
Sanchez Energy Corp.	72,600	40,900	-	113,500	$ -	$ -	$ 1,281,415	$ 2,495,719

2	A portion of this security is considered illiquid. As of November 30, 2014, the total market value of these securities was $3,193,830 or 7.1% of net assets.
3	Seven-day yield as of November 30, 2014.

The cost basis of investments for federal income tax purposes at November 30, 2014 was as follows+:

Cost of investments	$ 43,559,801
Gross unrealized appreciation	5,660,508
Gross unrealized depreciation	(4,037,624)
Net unrealized appreciation	$ 1,622,884

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at Villere Equity Fund's (the "Fund") previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Villere Equity Fund
Summary of Fair Value Exposure at November 30, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2014. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$40,067,664	$-	$-	$40,067,664
Short-Term Investments	5,115,021	-	-	5,115,021
Total Investments in Securities	$45,182,685	$-	$-	$45,182,685

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period. There were no transfers made into or out of Level 1, 2 or 3 as of November 30, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
                                             Elaine E. Richards, President

Date January 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                             Elaine E. Richards, President

Date January 14, 2015

By (Signature and Title)* /s/ Eric C. VanAndel
                                             Eric C. VanAndel, Treasurer

Date January 14, 2015
* Print the name and title of each signing officer under his or her signature.